SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Development costs
Intangible assets
Useful life (in years)	5 years	5 years